CONDENSED BALANCE SHEETS - CIK000178115 Alussa Energy Acquisition Corp - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current Assets
Cash	$ 334,000	$ 370,958
Prepaid expenses and other current assets	219,917	234,167
Total current assets	553,917	605,125
Marketable securities held in Trust Account	289,838,722	289,834,441
Total assets	290,392,639	290,439,566
Current Liabilities
Accounts payable and accrued expenses	8,133,536	3,405,463
Advance from related party	550,000
Total current liabilities	8,683,536	3,405,463
Deferred underwriting fee payable	10,062,500	10,062,500
Warrant liabilities	60,950,000	35,356,250
Total liabilities	79,696,036	48,824,213
Commitments and contingencies (Note 5)
Class A ordinary shares subject to possible redemption, 20,403,682 and 23,470,955 shares at redemption value at March 31, 2021 and December 31, 2020	205,696,595	236,615,344
Shareholders' Equity
Preference shares, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	49,025,999	18,107,557
Accumulated deficit	(44,027,545)	(13,108,795)
Total shareholders' equity (deficit)	5,000,008	5,000,009
Total liabilities and shareholders' equity (deficit)	290,392,639	290,439,566
Class A Ordinary Shares
Shareholders' Equity
Ordinary share capital, NOK 0.01 par value, 209,196,827 shares authorized, issued and outstanding as of March, 31, 2021 and December 31, 2020	835	528
Total shareholders' equity (deficit)	835	528
Class B Ordinary Shares
Shareholders' Equity
Ordinary share capital, NOK 0.01 par value, 209,196,827 shares authorized, issued and outstanding as of March, 31, 2021 and December 31, 2020	719	719
Total shareholders' equity (deficit)	$ 719	$ 719